Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (94.1%)1
Argentina (0.5%)
YPF SA	387,323	3,637

Austria (0.1%)
OMV AG	8,979	449

Brazil (8.2%)
Petroleo Brasileiro SA ADR Preference Shares	494,486	6,552
Vale SA Class B ADR	527,820	6,191
Banco Bradesco SA	749,451	5,718
Itau Unibanco Holding SA	675,054	5,137
Light SA	887,014	4,743
Petroleo Brasileiro SA ADR	297,767	4,202
Cia Energetica de Minas Gerais Preference Shares	1,007,800	3,518
* BRF SA ADR	368,802	2,622
Itau Unibanco Holding SA Preference Shares	325,272	2,493
B3 SA - Brasil Bolsa Balcao	176,500	1,986
Banco Bradesco SA Preference Shares	223,440	1,716
Ultrapar Participacoes SA	282,900	1,669
Lojas Renner SA	117,298	1,574
Localiza Rent a Car SA	124,126	1,554
Petrobras Distribuidora SA	223,186	1,501
Cia de Saneamento do Parana	62,259	1,474
Magazine Luiza SA	107,207	1,397
BR Properties SA	239,400	870
Cogna Educacao	298,900	811
Neoenergia SA	133,119	800
Gerdau SA Preference Shares	151,500	709
Suzano SA	60,185	558
Petroleo Brasileiro SA (Ordinary Shares)	78,500	556
Braskem SA Preference Shares	72,200	532
Notre Dame Intermedica Participacoes SA	23,011	377
Raia Drogasil SA	6,950	202
Petroleo Brasileiro SA Preference Shares	4,100	27
		59,489
Canada (0.2%)
Lundin Mining Corp.	210,700	1,105
*,^ Valeura Energy Inc.	264,800	97
		1,202
China (29.7%)
Tencent Holdings Ltd.	759,463	36,219
* Alibaba Group Holding Ltd. ADR	102,979	21,274
Ping An Insurance Group Co. of China Ltd.	1,786,031	20,196
China Construction Bank Corp.	16,638,138	12,604
Alibaba Group Holding Ltd.	392,327	9,904
China Merchants Bank Co. Ltd.	1,726,143	8,323
CNOOC Ltd.	4,911,816	7,353
China Agri-Industries Holdings Ltd.	11,021,000	5,887
China Resources Power Holdings Co. Ltd.	3,894,000	5,228

	Dongfeng Motor Group Co. Ltd.	5,057,981	3,780
*	Baidu Inc.	29,804	3,683
	China Longyuan Power Group Corp. Ltd.	6,067,538	3,588
	China Shenhua Energy Co. Ltd.	1,872,769	3,291
	China International Travel Service Corp. Ltd.	245,444	2,828
	Shimao Property Holdings Ltd.	810,432	2,615
	Anhui Conch Cement Co. Ltd.	400,500	2,556
	Huadian Power International Corp. Ltd.	7,688,000	2,536
	Geely Automobile Holdings Ltd.	1,565,772	2,481
	Industrial & Commercial Bank of China Ltd.	3,678,863	2,442
	CNOOC Ltd. ADR	16,070	2,427
	China Mobile Ltd.	289,500	2,380
	Guangzhou R&F Properties Co. Ltd.	1,477,200	2,228
2	Pharmaron Beijing Co. Ltd.	326,206	2,092
	China Vanke Co. Ltd.	575,500	2,029
2	China Tower Corp. Ltd.	9,541,796	1,972
*	Grand Baoxin Auto Group Ltd.	12,319,500	1,971
	Ping An Bank Co. Ltd. Class A (XSEC)	859,583	1,839
	PetroChina Co. Ltd.	3,991,307	1,760
	Brilliance China Automotive Holdings Ltd.	1,979,373	1,754
	Zai Lab Ltd. ADR	33,635	1,715
	TAL Education Group	34,062	1,700
2	WuXi AppTec Co. Ltd.	139,316	1,687
	Ping An Bank Co. Ltd. Class A (XSHE)	766,291	1,639
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	104,991	1,572
	Midea Group Co. Ltd.	186,685	1,417
	Trip.com Group Ltd. ADR	43,202	1,388
	Hangzhou Tigermed Consulting Co. Ltd.	126,374	1,315
	China Overseas Land & Investment Ltd.	396,472	1,274
	ENN Energy Holdings Ltd.	109,410	1,272
	China Dongxiang Group Co. Ltd.	12,254,000	1,259
	Shenzhou International Group Holdings Ltd.	91,000	1,203
	China Oilfield Services Ltd.	827,905	1,201
*	Tencent Music Entertainment Group ADR	94,529	1,200
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	229,500	1,148
	China Railway Group Ltd.	2,003,000	1,099
*	BeiGene Ltd.	7,125	1,086
	Haier Electronics Group Co. Ltd.	352,000	1,057
*	Kingsoft Corp. Ltd.	338,000	1,021
	China Gas Holdings Ltd.	257,998	1,019
	China Pacific Insurance Group Co. Ltd.	285,100	951
	Suofeiya Home Collection Co. Ltd. Class A (XSEC)	328,596	907
	Baoshan Iron & Steel Co. Ltd.	1,073,091	821
2	Ganfeng Lithium Co. Ltd.	318,338	814
	Sunny Optical Technology Group Co. Ltd.	49,865	792
	Jiangsu Hengrui Medicine Co. Ltd. Class A	63,300	788
	Sinopec Shanghai Petrochemical Co. Ltd.	2,923,641	743
*,§,2 Tianhe Chemicals Group Ltd.		4,142,000	624
	Luckin Coffee Inc. ADR	15,636	508
	Kingdee International Software Group Co. Ltd.	448,789	479
	Lomon Billions Group Co. Ltd.	202,900	471
	Kingboard Holdings Ltd.	173,578	457
	Sinopharm Group Co. Ltd.	108,000	351
	SSY Group Ltd.	357,000	326
	Shandong Weigao Group Medical Polymer Co. Ltd.	245,800	293
	China National Accord Medicines Corp. Ltd.	39,300	278
	China Traditional Chinese Medicine Holdings Co. Ltd.	534,000	247

	China International Travel Service Corp. Ltd. Class A	19,200	221
*,2	Innovent Biologics Inc.	56,500	217
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	7,600	199
2	Venus MedTech Hangzhou Inc.	37,500	196
	Greentown Service Group Co. Ltd.	135,079	142
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	17,400	87
	Sinotrans Ltd.	233,790	72
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	24,900	69
	Hangzhou Tigermed Consulting Co. Ltd. Class A	5,800	60
	Baoshan Iron & Steel Co. Ltd. Class A	56,800	43
	Midea Group Co. Ltd. Class A	2,100	16
			214,684
Cyprus (0.1%)
	TCS Group Holding plc GDR	41,856	996

Czech Republic (0.7%)
	CEZ AS	161,149	3,527
	Komercni banka as	37,316	1,283
			4,810
Greece (0.6%)
*	Alpha Bank AE	1,284,851	2,571
	Hellenic Telecommunications Organization SA	112,545	1,681
			4,252
Hong Kong (3.3%)
	Lenovo Group Ltd.	8,784,000	5,732
	Pacific Basin Shipping Ltd.	19,274,975	3,457
	AIA Group Ltd.	347,243	3,441
	Galaxy Entertainment Group Ltd.	364,000	2,382
	Want Want China Holdings Ltd.	2,025,000	1,672
2	Budweiser Brewing Co. APAC Ltd.	508,041	1,536
	China Mengniu Dairy Co. Ltd.	393,918	1,445
*	MMG Ltd.	3,682,500	824
	MGM China Holdings Ltd.	587,536	820
	Minth Group Ltd.	232,000	710
	Man Wah Holdings Ltd.	928,400	640
	AMVIG Holdings Ltd.	2,231,291	537
	Singamas Container Holdings Ltd.	4,792,322	442
	Precision Tsugami China Corp. Ltd.	78,000	76
			23,714
Hungary (0.7%)
	OTP Bank Nyrt	109,451	5,070

India (8.6%)
	Reliance Industries Ltd.	518,429	10,226
	Housing Development Finance Corp. Ltd.	173,173	5,853
	ICICI Bank Ltd.	570,841	4,206
	ICICI Bank Ltd. ADR	254,257	3,707
	NTPC Ltd.	2,146,210	3,395
	Aurobindo Pharma Ltd.	403,892	2,721
*	State Bank of India	609,447	2,710
*	Punjab National Bank	3,077,785	2,598
	UltraTech Cement Ltd.	39,374	2,433
	Maruti Suzuki India Ltd.	24,184	2,336
	Tata Consultancy Services Ltd.	75,260	2,195
2	ICICI Prudential Life Insurance Co. Ltd.	282,119	2,016
	Tech Mahindra Ltd.	167,966	1,874

Mahindra & Mahindra Ltd.	207,232	1,644
Godrej Consumer Products Ltd.	169,890	1,600
Indraprastha Gas Ltd.	196,851	1,398
Bharti Infratel Ltd.	375,615	1,308
2 ICICI Lombard General Insurance Co. Ltd.	51,711	956
PVR Ltd.	33,603	918
Power Grid Corp. of India Ltd.	342,212	895
2 HDFC Life Insurance Co. Ltd.	106,051	889
Marico Ltd.	195,631	864
Crompton Greaves Consumer Electricals Ltd.	193,328	771
* Westlife Development Ltd.	125,340	757
Asian Paints Ltd.	27,747	697
Edelweiss Financial Services Ltd.	508,078	675
IndusInd Bank Ltd.	37,303	656
Glenmark Pharmaceuticals Ltd.	134,666	584
Ambuja Cements Ltd.	191,393	547
UPL Ltd.	52,791	388
TAKE Solutions Ltd.	240,567	321
Tube Investments of India Ltd.	35,042	252
		62,390
Indonesia (2.4%)
Bank Rakyat Indonesia Persero Tbk PT	20,001,600	6,503
Bank Mandiri Persero Tbk PT	9,351,809	5,113
Semen Indonesia Persero Tbk PT	3,263,700	2,843
Bank Central Asia Tbk PT	667,048	1,576
Astra International Tbk PT	2,440,569	1,127
		17,162
Japan (0.2%)
* Nexon Co. Ltd.	95,934	1,299

Kazakhstan (0.1%)
JSC National Atomic Company Kazatomprom	43,337	563

Kenya (0.1%)
Equity Group Holdings PLC	2,127,392	1,062

Luxembourg (0.4%)
Millicom International Cellular SA	35,324	1,668
Tenaris SA ADR	50,835	1,052
		2,720
Malaysia (0.6%)
CIMB Group Holdings Bhd.	2,091,078	2,508
Genting Malaysia Bhd.	2,940,200	2,155
		4,663
Mexico (1.6%)
Grupo Financiero Banorte SAB de CV	648,914	3,987
Cemex SAB de CV ADR	683,070	2,759
America Movil SAB de CV	1,731,376	1,438
Wal-Mart de Mexico SAB de CV	381,300	1,107
Alpek SAB de CV	794,553	745
Orbia Advance Corp. SAB de CV	199,426	466
Grupo Mexico SAB de CV	164,422	439
Alfa SAB de CV Class A	483,300	362
		11,303

Pakistan (0.1%)
United Bank Ltd.	1,057,359	1,164

Philippines (0.2%)
Universal Robina Corp.	390,837	1,114
Ayala Land Inc.	787,500	641
		1,755
Poland (0.1%)
* KGHM Polska Miedz SA	30,385	714

Portugal (0.3%)
Galp Energia SGPS SA	131,470	1,987

Russia (6.0%)
Sberbank of Russia PJSC ADR	759,613	12,110
PJSC Lukoil Sponsored ADR (XLON)	97,069	9,876
MMC Norilsk Nickel PJSC ADR	235,782	7,604
Rosneft Oil Co. PJSC GDR	988,660	7,398
Sberbank of Russia PJSC (Ordinary Shares)	477,462	1,881
Inter RAO UES PJSC	12,945,277	1,168
Magnit PJSC	80,807	1,095
Sberbank of Russia PJSC ADR (XLON)	51,287	818
PJSC Lukoil Sponsored ADR	6,989	714
Gazprom PJSC ADR	76,314	535
		43,199
Singapore (0.6%)
Wilmar International Ltd.	1,534,100	4,369
* Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
		4,369
South Africa (4.1%)
Sasol Ltd.	381,743	6,065
FirstRand Ltd.	1,044,563	4,003
MTN Group Ltd.	555,255	2,973
AngloGold Ashanti Ltd. ADR	144,257	2,937
Reunert Ltd.	607,574	2,464
Naspers Ltd.	14,822	2,404
Foschini Group Ltd.	222,520	2,038
Shoprite Holdings Ltd.	195,371	1,516
Old Mutual Ltd.	1,273,794	1,492
Nedbank Group Ltd.	78,050	1,013
Gold Fields Ltd.	114,419	741
Impala Platinum Holdings Ltd.	48,825	459
* PPC Ltd.	2,860,125	438
Sibanye Gold Ltd.	138,218	356
* Nampak Ltd.	856,506	278
Coronation Fund Managers Ltd.	67,468	187
		29,364
South Korea (6.5%)
Samsung Electronics Co. Ltd.	242,391	11,231
SK Hynix Inc.	72,825	5,541
POSCO	27,420	4,968
DB Insurance Co. Ltd.	90,730	3,211
Hyundai Motor Co.	29,511	3,064
* Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,970	3,012
Hana Financial Group Inc.	101,722	2,811
Samsung Electronics Co. Ltd. Preference Shares	62,099	2,427

Shinhan Financial Group Co. Ltd.	66,550	2,172
LG Chem Ltd.	6,827	1,904
KB Financial Group Inc.	46,380	1,706
* Samsung Heavy Industries Co. Ltd.	287,897	1,585
NAVER Corp.	6,234	930
Doosan Bobcat Inc.	31,650	814
Orion Corp.	8,849	756
Samsung Fire & Marine Insurance Co. Ltd.	3,646	642
* Hugel Inc.	1,011	368
Lotte Chemical Corp.	1,761	276
		47,418
Taiwan (9.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,456,303	25,335
Taiwan Semiconductor Manufacturing Co. Ltd. (XNYS)	187,110	10,093
MediaTek Inc.	521,870	6,603
Hon Hai Precision Industry Co. Ltd.	1,763,685	4,795
Lite-On Technology Corp.	2,430,000	3,765
Catcher Technology Co. Ltd.	458,000	3,627
ASE Technology Holding Co. Ltd.	822,000	1,984
Compal Electronics Inc.	2,847,000	1,714
E.Sun Financial Holding Co. Ltd.	1,268,722	1,172
Far Eastern New Century Corp.	966,958	896
Uni-President Enterprises Corp.	374,957	893
Largan Precision Co. Ltd.	5,529	859
Realtek Semiconductor Corp.	101,701	817
Formosa Plastics Corp.	259,479	797
Airtac International Group	52,122	788
Chroma ATE Inc.	130,643	637
Eclat Textile Co. Ltd.	46,000	587
King Yuan Electronics Co. Ltd.	515,694	548
Globalwafers Co. Ltd.	39,543	510
ITEQ Corp.	118,137	508
Novatek Microelectronics Corp.	66,686	470
Sino-American Silicon Products Inc.	138,800	443
		67,841
Thailand (2.2%)
Siam Commercial Bank PCL	1,588,600	4,956
Kasikornbank PCL	990,393	4,430
Charoen Pokphand Foods PCL (Foreign)	3,792,100	3,628
Bangkok Bank PCL	265,400	1,218
Bangkok Bank PCL (Foreign)	150,200	691
PTT Global Chemical PCL	375,912	584
* Precious Shipping PCL	2,172,165	398
PTT PCL (Foreign)	56,000	77
		15,982
Turkey (1.0%)
* Akbank T.A.S.	2,428,837	3,352
Ford Otomotiv Sanayi AS	244,066	3,056
* Turkiye Garanti Bankasi AS	573,731	1,138
		7,546
United Arab Emirates (0.6%)
Abu Dhabi Commercial Bank PJSC	2,104,950	4,366

United Kingdom (1.9%)
Standard Chartered plc	525,613	4,371
Antofagasta plc	308,432	3,332

	*,^ Premier Oil plc			1,745,488	2,304
	Anglo American plc			49,511	1,292
	Coca-Cola HBC AG			32,340	1,188
*	Bank of Cyprus Holdings plc			442,744	635
	Ferrexpo plc			194,329	357
	Hikma Pharmaceuticals plc			12,761	308
					13,787
	United States (3.0%)
3	Vanguard FTSE Emerging Markets ETF			133,295	5,600
*	Flex Ltd.			321,783	4,232
*	Azul SA ADR			65,333	2,711
	Cognizant Technology Solutions Corp.			37,641	2,310
*	MercadoLibre Inc.			3,244	2,151
	Afya Ltd. Class A			43,354	1,295
	Credicorp Ltd.			5,685	1,174
*	Yandex NV			21,975	985
	Genpact Ltd.			21,238	940
					21,398
	Total Common Stocks (Cost $635,361)				680,355
		Coupon
	Temporary Cash Investments (5.9%)1
	Money Market Fund (5.6%)
	4,5 Vanguard Market Liquidity Fund	1.730%		406,016	40,609
				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
6	United States Treasury Bill	1.546%	3/26/20	1,500	1,497
	United States Treasury Bill	1.543%	4/16/20	262	261
					1,758
	Total Temporary Cash Investments (Cost $42,361)				42,367
	Total Investments (100.0%) (Cost $677,722)				722,722
	Other Assets and Liabilities-Net (0.0%)5				343
	Net Assets (100%)				723,065

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,398,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $12,999,000, representing 1.8% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $2,200,000 was received for securities on loan.
6 Securities with a value of $1,497,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Emerging Markets Select Stock Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2020	548	28,773	(1,741)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Emerging Markets Select Stock Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	97,029	—	—
Common Stocks—Other	66,043	516,659	624
Temporary Cash Investments	40,609	1,758	—
Futures Contracts—Liabilities[1]	(573)	—	—
Total	203,108	518,417	624
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds					Jan. 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity Fund	34,181	NA1	NA1	2	3	175	—	40,609
Vanguard
FTSE
Emerging
Markets ETF	3,902	5,982	4,077	(132)	(75)	31	—	5,600
Total	38,083			(130)	(72)	206	—	46,209

1 Not applicable—purchases and sales are for temporary cash investment purposes.